Inventories	12 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventories
Note 6 – Inventories

Inventories consisted of the following:

	June 30, 2012	June 30, 2011
Raw materials	$244,425	$179,957
Work in process	315,143	751,529
Supplies	55,043	87,430
Finished goods	1,767,833	1,992,010
Total	$2,382,444	$3,010,926